COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, ₫ in Billions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Estimated commitments related to the development of the projects and products	₫ 20,031.9	$ 789,800	₫ 13,327.9
Possible loss on contract termination	185.6	7,700
Total remaining amount of annual fees committed to pay			207.6	$ 8,700	₫ 84.0	$ 3,520
Contract to buy engines from supplier
COMMITMENTS AND CONTINGENCIES
Total remaining amount of annual fees committed to pay	84.0	3,500
Maximum
COMMITMENTS AND CONTINGENCIES
Possible loss on contract termination	₫ 394.0	$ 16,200	₫ 421.6	$ 17,700